1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

March 23, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       Neuberger Berman High Yield Strategies Fund (File No. 811-21342)

Ladies and Gentlemen:

     On behalf of Neuberger Berman High Yield Strategies Fund (the “Fund”), pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, filed herewith are the preliminary proxy materials consisting of a Letter to Shareholders, Notice of Annual Meeting of Shareholders, Joint Proxy Statement and Form of Proxy to be used in connection with the Annual Meeting of Shareholders of the Fund (the “Meeting”).

     As set forth in more detail in the accompanying preliminary proxy materials, the Meeting is being held to approve a new management agreement, a new sub-advisory agreement and the election of Class I Trustees to the Board of Trustees of the Fund. Please note that in addition to the incumbent Trustees that the Board is recommending to be elected at the Meeting, Western Investment LLC notified the Board of its intention to nominate five candidates at the Meeting to serve as Class I Trustees of the Fund. Please also note that the disclosure in these preliminary proxy materials in connection with the sale of a controlling interest in the Fund’s investment manager is substantially similar to the corresponding disclosure contained in the Neuberger Berman open-end fund definitive proxy statements filed with the SEC on February 6, 2009 and that certain information in the preliminary proxy materials is in the process of being compiled and will be included in the Fund’s definitive proxy statement filing.

     If you have any questions regarding the foregoing, please call me at (202) 303-1262.

Very truly yours,

/s/ David Joire
David Joire

Enclosures

Maxine L. Gerson, Esq., Neuberger Berman Holdings LLC
Rose F. DiMartino, Esq., Willkie Farr & Gallagher LLP
Arthur C. Delibert, Esq., K&L Gates LLP

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